Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and Other Liabilities
Accrued and other liabilities consist of the following:

As of December 31	2015	2016
(in thousands)	EUR	EUR

Deferred revenue	1,737,391	1,703,049
Costs to be paid	224,597	197,549
Down payments from customers	606,804	363,237
Personnel related items	341,554	401,790
Derivative financial instruments	20,860	113,900
Standard warranty reserve	18,803	36,463
Other	30,953	35,754
Accrued and other liabilities	2,980,962	2,851,742
Less: non-current portion of accrued and other liabilities [1,2]	414,369	615,730
Current portion of accrued and other liabilities	2,566,593	2,236,012

1.
As of December 31, 2015 the main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferred revenue with respect to services.

2.
As of December 31, 2016 the main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferred revenue for pending services and EUV systems and upgrades.

Changes in Standard Warranty Reserve
Changes in standard warranty reserve for the years 2016 and 2015 are as follows:

Year ended December 31	2015	2016
(in thousands)	EUR	EUR

Balance at beginning of year	41,508	18,803
Acquisitions through business combinations	—	1,717
Additions for the year	23,067	51,148
Utilization of the reserve	(37,006)	(32,539)
Release of the reserve	(11,837)	(4,218)
Effect of exchange rates	3,071	1,552
Balance at end of year	18,803	36,463